CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Treasury stock CNY (¥) shares	Treasury stock USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Retained earnings/(accumulated deficit) CNY (¥)	Retained earnings/(accumulated deficit) USD ($)	CNY (¥) shares	USD ($) shares
Balance as of beginning of year at Dec. 31, 2022	¥ 185		¥ (7,123)		¥ 1,079,099		¥ 7,967		¥ 10,497		¥ (321,173)		¥ 769,452
Balance as of beginning of year (in shares) at Dec. 31, 2022 | shares	267,907,387	267,907,387
Balance as of beginning of year, Treasury Stock (in shares) at Dec. 31, 2022 | shares			(2,184,920)	(2,184,920)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income											180,907		180,907
Share-based compensation (Note 15)					9,435								9,435
Appropriation to statutory reserves (Note 18)							197				(197)
Foreign currency translation adjustment									7,458				7,458
Repurchase of ordinary shares (Note 14)													(9,542)
Repurchase of treasury shares (Note 14)			¥ (9,542)
Repurchase of treasury shares (Note 14) (in shares) | shares			2,101,370	2,101,370
Exercise of share-based awards (Note 15)					94								94
Exercise of share-based awards (Note 15) (in shares) | shares	83,690	83,690
Balance as of ending of year at Dec. 31, 2023	¥ 185		¥ (16,665)		1,088,628		8,164		17,955		(140,463)		957,804
Balance as of ending of year (in shares) at Dec. 31, 2023 | shares	267,991,077	267,991,077
Balance as of ending of year, Treasury Stock (in shares) at Dec. 31, 2023 | shares			(4,286,290)	(4,286,290)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income											98,589		98,589
Share-based compensation (Note 15)					2,824								2,824
Appropriation to statutory reserves (Note 18)							231				(231)
Foreign currency translation adjustment									6,054				6,054
Repurchase of ordinary shares (Note 14)													(9,631)
Repurchase of treasury shares (Note 14)			¥ (9,631)
Repurchase of treasury shares (Note 14) (in shares) | shares			3,678,570	3,678,570
Exercise of share-based awards (Note 15)					47								47
Exercise of share-based awards (Note 15) (in shares) | shares	57,990	57,990
Purchase of IP assets from entities under common control (Note 17)					(57,430)								(57,430)
Declaration of dividends (Note 13)					(37,412)								(37,412)
Balance as of ending of year at Dec. 31, 2024	¥ 185		¥ (26,296)		996,657		8,395		24,009		(42,105)		960,845
Balance as of ending of year (in shares) at Dec. 31, 2024 | shares	268,049,067	268,049,067
Balance as of ending of year, Treasury Stock (in shares) at Dec. 31, 2024 | shares			(7,964,860)	(7,964,860)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income											95,402		95,402	$ 13,643
Share-based compensation (Note 15)					722								722
Appropriation to statutory reserves (Note 18)							68				(68)
Foreign currency translation adjustment									(7,875)				(7,875)	$ (1,126)
Repurchase of ordinary shares (Note 14)													(17,187)
Repurchase of treasury shares (Note 14)			¥ (17,187)
Repurchase of treasury shares (Note 14) (in shares) | shares			4,797,825	4,797,825
Exercise of share-based awards (Note 15)	¥ 1				184								¥ 185
Exercise of share-based awards (Note 15) (in shares) | shares	255,505	255,505											255,505	255,505
Declaration of dividends (Note 13)					(36,922)								¥ (36,922)
Balance as of ending of year at Dec. 31, 2025	¥ 186	$ 27	¥ (43,483)	$ (6,218)	¥ 960,641	$ 137,370	¥ 8,463	$ 1,210	¥ 16,134	$ 2,307	¥ 53,229	$ 7,612	¥ 995,170	$ 142,308
Balance as of ending of year (in shares) at Dec. 31, 2025 | shares	268,304,572	268,304,572
Balance as of ending of year, Treasury Stock (in shares) at Dec. 31, 2025 | shares			(12,762,685)	(12,762,685)